Fair value measurements - Fair Value Measurements of Assets Measured at Fair Value on a Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	$ 181,859	$ 683,428	$ 85,000
Total Assets	181,859	683,428	85,000
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0	0	0
Total Assets	0	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	181,859	683,428	85,000
Total Assets	181,859	683,428	85,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0	0	0
Total Assets	$ 0	$ 0	$ 0